SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Adoption of ASC 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Deferred revenues (including current portion)	$ (37,671)	$ (12,796)
Deferred income Tax	12,127	8,398
Shareholders' Equity
Accumulated Deficit	$ (129,580)	(92,065)
New Revenue Standard Adjustment [Member]
Liabilities
Deferred revenues (including current portion)		(3,911)
Deferred income Tax		939
Shareholders' Equity
Accumulated Deficit		2,972
Adjusted balances [Member]
Liabilities
Deferred revenues (including current portion)		(17,948)
Deferred income Tax		9,337
Shareholders' Equity
Accumulated Deficit		$ (89,093)